DISCONTINUED OPERATIONS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
DISCONTINUED OPERATIONS [Line Items]
Gain from disposal of Group Buying Entities	$ (47,390,421)
(Loss)/Income before income tax	$ 11,075,935	$ (39,546,576)	$ (32,179,774)
Provision for income tax			80,519
(Loss)/Income from discontinuing operations attributable to owners of the Company	$ 11,075,935	$ (39,546,576)	(32,099,255)
Wowo Group Limited [Member]
DISCONTINUED OPERATIONS [Line Items]
Net revenues	16,832,352	30,073,452	36,253,309
Cost of revenues	(2,927,148)	(7,040,383)	(6,583,501)
Gross profit	13,905,204	23,033,069	29,669,808
Operating expenses	(50,212,995)	(62,378,258)	(61,668,332)
Loss from operations	(36,307,791)	$ (39,345,189)	$ (31,998,524)
Gain from disposal of Group Buying Entities	47,390,421
Interest income	$ 1,904	$ 6,699	$ 43,864
Interest expense		(11,798)	(136,655)
Other expenses, net	$ (8,599)	$ (196,288)	(89,354)
Gain from disposal of subsidiary			895
(Loss)/Income before income tax	$ 11,075,935	$ (39,546,576)	(32,179,774)
Provision for income tax			80,519
(Loss)/Income from discontinuing operations attributable to owners of the Company	$ 11,075,935	$ (39,546,576)	$ (32,099,255)